Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.1%
AMMC CLO 16, Ltd.
Series 2015-16A, Class AR2,
3-Month LIBOR + 0.98%, 1.17% (A), 04/14/2029 (B)	$ 200,000	$ 200,003
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2019-FL1, Class A,
1-Month LIBOR + 1.15%, 1.26% (A), 05/15/2037 (B)	300,000	299,999
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 1.32% (A), 04/25/2026 (B)	2,674	2,674
Crown Point CLO 5, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 1.16% (A), 07/17/2028 (B)	314,167	314,184
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 1.14% (A), 10/15/2027 (B)	380,727	380,744
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 0.77% (A), 07/25/2035	97,628	97,875
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 0.99% (A), 03/25/2035	10,431	10,433
Flagship CLO VIII, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 1.07% (A), 01/16/2026 (B)	53,534	53,536
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	700,000	702,460
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 1.17% (A), 06/25/2035	200,000	198,699
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 1.32% (A), 10/22/2025 (B)	32,397	32,406
Home Equity Asset Trust
Series 2005-4, Class M6,
1-Month LIBOR + 1.08%, 1.19% (A), 10/25/2035	200,000	198,392
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 0.37% (A), 06/25/2037	301,787	299,249

	Principal	Value
ASSET-BACKED SECURITIES (continued)
KKR CLO 9, Ltd.
Series 9, Class AR2,
3-Month LIBOR + 0.95%, 0.00% (A), 07/15/2030 (B) (C)	$ 250,000	$ 250,000
LCM XV, LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 0.00% (A), 07/20/2030 (B) (C)	250,000	250,027
Legacy Mortgage Asset Trust
Series 2019-GS3, Class A1,
3.75% (A), 04/25/2059 (B)	238,798	240,898
LoanCore Issuer, Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 1.24% (A), 05/15/2036 (B)	300,000	300,000
Master Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 0.93% (A), 10/25/2034	140,036	138,520
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 1.04% (A), 10/15/2026 (B)	63,036	63,038
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 0.81% (A), 12/26/2031 (B)	19,942	20,034
OZLM XVI, Ltd.
Series 2017-16A, Class A1R,
3-Month LIBOR + 1.03%, 0.00% (A), 05/16/2030 (B)	200,000	200,013
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 1.09% (A), 11/15/2026 (B)	134,992	135,029
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 1.07% (A), 11/25/2065 (B)	133,168	134,112
Pretium Mortgage Credit Partners I LLC
Series 2020-RPL2, Class A1,
3.18% (A), 06/27/2069 (B)	1,273,302	1,276,062
RASC Trust
Series 2007-KS2, Class AI4,
1-Month LIBOR + 0.22%, 0.33% (A), 02/25/2037	100,000	94,952
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.68%, 0.78% (A), 11/25/2037	100,000	97,717
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 1.56% (A), 02/17/2032 (B)	270,218	273,054

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sound Point CLO XVI, Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 0.00% (A), 07/25/2030 (B)	$ 250,000	$ 250,005
Steele Creek CLO, Ltd.
Series 2015-1A, Class AR2,
3-Month LIBOR + 0.90%, 1.05% (A), 05/21/2029 (B)	250,000	249,999
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.11% (A), 05/25/2058 (B)	99,283	100,126
Series 2019-SJ3, Class A1,
3.00% (A), 11/25/2059 (B)	50,648	51,205
Venture XIV CLO, Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 1.22% (A), 08/28/2029 (B)	500,000	498,991
Vibrant CLO VII, Ltd.
Series 2017-7A, Class A1R,
3-Month LIBOR + 1.04%, 0.00% (A), 09/15/2030 (B) (C)	250,000	250,000
Zais CLO, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 1.39% (A), 04/15/2028 (B)	203,510	203,587

Total Asset-Backed Securities (Cost $7,831,816)		7,868,023

CORPORATE DEBT SECURITIES - 16.4%
Aerospace & Defense - 0.2%
Boeing Co.
2.20%, 02/04/2026	200,000	199,296
Huntington Ingalls Industries, Inc.
4.20%, 05/01/2030	100,000	110,854
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	100,000	103,875
3.95%, 06/15/2023	100,000	99,000
Textron, Inc.
2.45%, 03/15/2031	100,000	96,766

		609,791

Airlines - 0.4%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	164,371	165,622
3.25%, 04/15/2030	82,158	78,996
3.50%, 08/15/2033	85,127	79,590
4.00%, 01/15/2027	52,638	48,515
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B)	170,035	177,120
JetBlue Pass-Through Trust
4.00%, 05/15/2034	100,000	107,809
Southwest Airlines Co.
5.13%, 06/15/2027	200,000	229,817
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	70,809	70,674
United Airlines Pass-Through Trust
2.88%, 04/07/2030	252,424	256,120

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust (continued)
3.10%, 01/07/2030 - 04/07/2030	$ 333,956	$ 328,322
5.88%, 04/15/2029	97,583	108,173

		1,650,758

Automobiles - 0.1%
Nissan Motor Co., Ltd.
4.35%, 09/17/2027 (B)	200,000	217,416

Banks - 3.2%
AIB Group PLC
4.75%, 10/12/2023 (B)	200,000	218,653
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,440,000	1,543,616
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	300,000	326,469
Barclays PLC
Fixed until 12/10/2023, 1.01% (A), 12/10/2024	200,000	200,069
3.65%, 03/16/2025	300,000	322,431
BNP Paribas SA
Fixed until 02/25/2031 (D), 4.63% (A) (B) (E)	200,000	199,000
Citigroup, Inc.
Fixed until 02/18/2026 (D), 3.88% (A)	500,000	497,665
4.40%, 06/10/2025	750,000	833,298
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	800,000	805,893
HSBC Holdings PLC
3-Month LIBOR + 1.38%, 1.56% (A), 09/12/2026	200,000	206,193
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 200,000	278,192
Fixed until 12/17/2030 (D), 4.60% (A)	$ 200,000	197,450
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	224,355
4.55%, 08/16/2028	600,000	682,607
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 0.86%, 1.08% (A), 07/26/2023	200,000	202,391
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 1.18% (A), 09/11/2024	200,000	202,330
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	200,000	194,618
Natwest Group PLC
3.88%, 09/12/2023	300,000	321,699
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	300,000	341,341
Fixed until 08/15/2021 (D), 8.63% (A)	300,000	307,125
Santander Holdings USA, Inc.
3.45%, 06/02/2025	400,000	428,253
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	198,816
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	196,468
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	300,000	292,834
Stichting AK Rabobank Certificaten
2.19% (D) (F)	EUR 210,100	319,058
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 400,000	385,874
2.14%, 09/23/2030	200,000	187,366

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Sumitomo Mitsui Trust Bank, Ltd.
0.80%, 09/12/2023 (B)	$ 200,000	$ 200,505
SVB Financial Group
3.13%, 06/05/2030	200,000	207,599
Truist Financial Corp.
Fixed until 03/01/2030 (D), 5.10% (A)	400,000	435,500
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	351,256
Wells Fargo & Co.
Fixed until 02/11/2025, 2.16% (A), 02/11/2026, MTN	500,000	515,392
Fixed until 06/17/2026, 3.20% (A), 06/17/2027, MTN	200,000	214,266

		12,038,582

Beverages - 0.1%
Bacardi, Ltd.
4.45%, 05/15/2025 (B)	100,000	111,127
4.70%, 05/15/2028 (B)	100,000	114,305
Suntory Holdings, Ltd.
2.25%, 10/16/2024 (B)	200,000	208,453

		433,885

Biotechnology - 0.1%
Amgen, Inc.
4.40%, 05/01/2045	200,000	230,367

Building Products - 0.2%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	300,000	315,591
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	250,000	275,252
Standard Industries, Inc.
4.38%, 07/15/2030 (B)	200,000	201,800

		792,643

Capital Markets - 0.7%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	200,000	204,380
Brighthouse Holdings LLC
6.50% (G), 07/27/2037 (B) (D)	100,000	92,926
Charles Schwab Corp.
Fixed until 06/01/2026 (D), 4.00% (A)	100,000	101,240
Credit Suisse Group AG
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	300,000	304,761
4.28%, 01/09/2028 (B)	300,000	329,659
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030, MTN (F)	EUR 100,000	121,338
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	$ 200,000	216,480
4.25%, 10/14/2021	100,000	101,899
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.75%, 1.97% (A), 10/28/2027, MTN	300,000	313,947
Lazard Group LLC
3.75%, 02/13/2025	19,000	20,636
Morgan Stanley
Fixed until 04/28/2031, 1.93% (A), 04/28/2032, MTN	300,000	281,578

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Nomura Holdings, Inc.
2.65%, 01/16/2025	$ 200,000	$ 206,795
UBS Group AG
4.13%, 09/24/2025 (B)	400,000	443,805

		2,739,444

Chemicals - 0.2%
Sasol Financing USA LLC
5.88%, 03/27/2024	300,000	318,180
Syngenta Finance NV
3.13%, 03/28/2022	70,000	71,003
5.18%, 04/24/2028 (B)	200,000	216,105
Yara International ASA
3.15%, 06/04/2030 (B)	200,000	205,791

		811,079

Communications Equipment - 0.1%
Motorola Solutions, Inc.
2.30%, 11/15/2030	200,000	189,194

Construction & Engineering - 0.0% (H)
SBA Tower Trust
1.88%, 07/15/2050 (B)	100,000	101,171

Consumer Finance - 0.2%
Discover Financial Services
4.50%, 01/30/2026	100,000	112,709
Ford Motor Credit Co. LLC
4.14%, 02/15/2023	200,000	206,680
Nissan Motor Acceptance Corp.
2.00%, 03/09/2026 (B)	100,000	99,545
OneMain Finance Corp.
8.88%, 06/01/2025	200,000	221,560
Volkswagen Group of America Finance LLC
4.00%, 11/12/2021 (B)	200,000	204,349

		844,843

Containers & Packaging - 0.1%
Amcor Flexibles North America, Inc.
2.63%, 06/19/2030	200,000	198,635
Berry Global, Inc.
4.88%, 07/15/2026 (B)	200,000	211,631

		410,266

Diversified Consumer Services - 0.1%
Nationwide Building Society
3.90%, 07/21/2025 (B)	300,000	331,562
Yale University
1.48%, 04/15/2030	100,000	95,230

		426,792

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025	700,000	760,183
Aircastle, Ltd.
5.50%, 02/15/2022	100,000	103,972
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	200,000	223,608
DAE Funding LLC
2.63%, 03/20/2025 (B)	200,000	200,984
Fairstone Financial, Inc.
7.88%, 07/15/2024 (B)	100,000	105,000
GE Capital Funding LLC
4.40%, 05/15/2030 (B)	400,000	452,561

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Helios Leasing I LLC
1.56%, 09/28/2024	$ 31,234	$ 31,832
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	200,000	210,257
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	300,000	307,983
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	200,000	207,310
Tagua Leasing LLC
1.58%, 11/16/2024	33,463	34,080
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (B)	100,000	104,250

		2,742,020

Diversified Telecommunication Services - 0.2%
AT&T, Inc.
3.65%, 06/01/2051	200,000	192,972
Bell Canada
4.30%, 07/29/2049	100,000	111,786
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	210,750
Verizon Communications, Inc.
1.45%, 03/20/2026	400,000	400,077

		915,585

Electric Utilities - 1.7%
Alabama Power Co.
4.15%, 08/15/2044	200,000	221,211
Arizona Public Service Co.
2.65%, 09/15/2050	100,000	86,389
Avangrid, Inc.
3.80%, 06/01/2029	300,000	329,807
Centrais Eletricas Brasileiras SA
4.63%, 02/04/2030 (B)	200,000	199,750
DTE Electric Co.
3.70%, 06/01/2046	600,000	635,120
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030 (B)	100,000	95,775
Edison International
3.55%, 11/15/2024	100,000	107,439
Enel Finance International NV
2.65%, 09/10/2024 (B)	400,000	420,713
Entergy Mississippi LLC
2.85%, 06/01/2028	700,000	727,452
Georgia Power Co.
4.30%, 03/15/2042	100,000	111,133
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	200,000	216,015
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	200,000	187,244
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	100,000	108,030
Pacific Gas & Electric Co.
1.37%, 03/10/2023	100,000	100,028
3.45%, 07/01/2025	250,000	264,337
3.50%, 06/15/2025 (I) (J)	110,000	116,507
3.75%, 07/01/2028 (E)	250,000	264,913
3.75%, 08/15/2042	200,000	182,348
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	400,000	419,250
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.38%, 02/05/2050 (B)	200,000	201,000
Southern California Edison Co.
3.90%, 03/15/2043	100,000	101,856
4.00%, 04/01/2047	300,000	308,171
4.65%, 10/01/2043	300,000	336,828

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southwestern Electric Power Co.
6.20%, 03/15/2040	$ 400,000	$ 531,587

		6,272,903

Electrical Equipment - 0.0% (H)
Siemens Financieringsmaatschappij NV
1.70%, 03/11/2028 (B) (E)	100,000	98,202

Electronic Equipment, Instruments & Components - 0.1%
Flex, Ltd.
4.75%, 06/15/2025	100,000	111,517
4.88%, 06/15/2029	100,000	112,770

		224,287

Energy Equipment & Services - 0.0% (H)
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (F)	15,004	14,854

Entertainment - 0.1%
Activision Blizzard, Inc.
2.50%, 09/15/2050	100,000	83,738
Walt Disney Co.
2.00%, 09/01/2029	200,000	197,388

		281,126

Equity Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	111,405
4.30%, 01/15/2026	550,000	613,756
4.50%, 07/30/2029	200,000	229,835
American Campus Communities Operating Partnership, LP
2.85%, 02/01/2030	200,000	200,035
American Tower Corp.
2.10%, 06/15/2030	100,000	95,030
3.38%, 10/15/2026	400,000	432,012
4.00%, 06/01/2025	760,000	835,504
4.40%, 02/15/2026	400,000	450,130
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 1.26% (A), 02/01/2022	400,000	400,823
Crown Castle International Corp.
4.45%, 02/15/2026	120,000	134,982
Essex Portfolio, LP
4.00%, 03/01/2029	300,000	331,804
Kilroy Realty, LP
4.38%, 10/01/2025	350,000	384,642
Mid-America Apartments, LP
4.00%, 11/15/2025	350,000	388,203
National Retail Properties, Inc.
4.80%, 10/15/2048	300,000	349,076
OMEGA Healthcare Investors, Inc.
3.25%, 04/15/2033	100,000	96,002
Sabra Health Care, LP
4.80%, 06/01/2024	300,000	326,562
STORE Capital Corp.
2.75%, 11/18/2030	200,000	195,666
UDR, Inc.
3.00%, 08/15/2031	100,000	101,589
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	300,000	338,521
WP Carey, Inc.
4.60%, 04/01/2024	300,000	329,836

		6,345,413

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 0.0% (H)
7-Eleven, Inc.
0.80%, 02/10/2024 (B)	$ 100,000	$ 99,586

Gas Utilities - 0.3%
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	600,000	646,889
Southern California Gas Co.
2.55%, 02/01/2030	100,000	100,331
4.13%, 06/01/2048	300,000	338,898

		1,086,118

Health Care Equipment & Supplies - 0.1%
Stryker Corp.
1.95%, 06/15/2030	200,000	192,852

Health Care Providers & Services - 0.5%
Adventist Health System
2.43%, 09/01/2024	160,000	164,677
AHS Hospital Corp.
5.02%, 07/01/2045	200,000	255,301
Anthem, Inc.
1.50%, 03/15/2026	100,000	100,062
CHRISTUS Health
4.34%, 07/01/2028	200,000	225,785
CVS Health Corp.
5.05%, 03/25/2048	300,000	367,136
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031 (B)	200,000	190,647
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	100,000	123,703
HCA, Inc.
4.13%, 06/15/2029	100,000	110,751
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050	100,000	95,467
Northwell Healthcare, Inc.
3.98%, 11/01/2046	200,000	212,468

		1,845,997

Hotels, Restaurants & Leisure - 0.3%
Expedia Group, Inc.
6.25%, 05/01/2025 (B)	132,000	152,635
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	100,000	104,025
5.38%, 04/15/2026	60,000	67,333
Hyatt Hotels Corp.
3-Month LIBOR + 3.00%, 3.19% (A), 09/01/2022	200,000	201,560
Marriott International, Inc.
2.85%, 04/15/2031	100,000	98,267
McDonald’s Corp.
3.80%, 04/01/2028, MTN	300,000	331,896
Sands China, Ltd.
3.80%, 01/08/2026	300,000	318,651

		1,274,367

Industrial Conglomerates - 0.1%
General Electric Co.
5.55%, 01/05/2026, MTN	200,000	236,936

Insurance - 0.4%
AIA Group, Ltd.
3.20%, 09/16/2040 (B)	200,000	194,575
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031 (B)	100,000	99,549

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Fidelity National Financial, Inc.
3.40%, 06/15/2030	$ 200,000	$ 208,602
First American Financial Corp.
4.60%, 11/15/2024	10,000	11,146
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (B)	100,000	95,294
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	100,000	117,567
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	500,000	539,725
Reliance Standard Life Global Funding II
2.75%, 01/21/2027 (B)	200,000	209,197

		1,475,655

Interactive Media & Services - 0.1%
Alphabet, Inc.
1.90%, 08/15/2040	100,000	86,158
Tencent Holdings, Ltd.
3.98%, 04/11/2029 (B) (E)	100,000	108,567

		194,725

Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding, Ltd.
2.70%, 02/09/2041	200,000	181,083

Leisure Products - 0.0% (H)
Hasbro, Inc.
3.55%, 11/19/2026	100,000	107,873

Life Sciences Tools & Services - 0.0% (H)
Illumina, Inc.
2.55%, 03/23/2031	100,000	99,063

Machinery - 0.1%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	400,000	434,871

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	200,000	218,437

Media - 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	400,000	414,500
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	300,000	330,815
4.80%, 03/01/2050	200,000	213,950
Comcast Corp.
4.40%, 08/15/2035	10,000	11,679
4.75%, 03/01/2044	700,000	858,092
Cox Communications, Inc.
4.60%, 08/15/2047 (B)	10,000	11,429
Discovery Communications LLC
4.00%, 09/15/2055 (B)	243,000	238,420

		2,078,885

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (D), 6.13% (A) (E)	100,000	104,750

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Public Service Co. of Colorado
1.88%, 06/15/2031	$ 100,000	$ 95,369
San Diego Gas & Electric Co.
1.70%, 10/01/2030	100,000	93,878

		293,997

Oil, Gas & Consumable Fuels - 1.6%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	200,000	221,263
Boardwalk Pipelines, LP
3.40%, 02/15/2031	200,000	199,693
Diamondback Energy, Inc.
2.88%, 12/01/2024	170,000	179,257
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (F)	200,000	206,668
Energy Transfer Operating, LP
4.75%, 01/15/2026	400,000	443,959
7.50%, 07/01/2038	50,000	65,867
Eni SpA
4.75%, 09/12/2028 (B)	200,000	229,386
Enterprise Products Operating LLC
3.20%, 02/15/2052	400,000	363,292
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	100,000	140,331
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	200,000	206,424
MPLX, LP
1.75%, 03/01/2026	200,000	200,216
NGPL PipeCo LLC
4.88%, 08/15/2027 (B)	70,000	78,211
ONEOK, Inc.
4.35%, 03/15/2029	400,000	434,929
Pertamina Persero PT
4.18%, 01/21/2050 (B)	200,000	193,271
Petronas Energy Canada, Ltd.
2.11%, 03/23/2028 (B)	200,000	197,273
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	200,000	197,000
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	600,000	676,960
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (B)	200,000	201,339
Sinopec Group Overseas Development, Ltd.
4.13%, 09/12/2025 (B)	500,000	551,745
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032 (B)	100,000	94,052
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	126,933
Valero Energy Corp.
4.00%, 04/01/2029 (E)	400,000	430,771
Williams Cos., Inc.
2.60%, 03/15/2031	100,000	97,439
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	10,000	10,558
3.70%, 03/15/2028 (B)	300,000	311,231

		6,058,068

Pharmaceuticals - 0.2%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	600,000	687,194
Zoetis, Inc.
3.90%, 08/20/2028	200,000	222,271

		909,465

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.1%
Block Financial LLC
3.88%, 08/15/2030	$ 200,000	$ 206,219
IHS Markit, Ltd.
4.75%, 08/01/2028	200,000	231,008

		437,227

Road & Rail - 0.1%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025 (B)	100,000	99,596
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	200,000	209,000
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024 (B)	100,000	108,696
Union Pacific Corp.
4.10%, 09/15/2067	100,000	106,714

		524,006

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.
4.30%, 11/15/2032	300,000	326,357
5.00%, 04/15/2030	100,000	113,660
KLA Corp.
4.65%, 11/01/2024	200,000	223,465
Marvell Technology Group, Ltd.
4.20%, 06/22/2023	80,000	85,595

		749,077

Software - 0.6%
Citrix Systems, Inc.
1.25%, 03/01/2026	100,000	98,263
Fair Isaac Corp.
4.00%, 06/15/2028 (B)	100,000	102,555
Infor, Inc.
1.75%, 07/15/2025 (B)	200,000	201,713
Microsoft Corp.
2.92%, 03/17/2052	189,000	184,293
Oracle Corp.
1.65%, 03/25/2026 (K)	700,000	705,121
2.95%, 05/15/2025	760,000	809,412
VMware, Inc.
4.65%, 05/15/2027	200,000	226,588

		2,327,945

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (B)	400,000	585,523
Seagate HDD Cayman
4.13%, 01/15/2031 (B)	200,000	203,085

		788,608

Tobacco - 0.1%
BAT Capital Corp.
4.39%, 08/15/2037	100,000	104,633
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	400,000	422,685

		527,318

Trading Companies & Distributors - 0.1%
BOC Aviation, Ltd.
3.50%, 10/10/2024 (B) (E)	200,000	214,363

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.0% (H)
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B) (E)	$ 10,000	$ 10,640
3.90%, 03/22/2023 (B)	100,000	105,773

		116,413

Wireless Telecommunication Services - 0.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 09/20/2029 (B)	200,000	214,140
5.15%, 09/20/2029 (B)	200,000	228,000
T-Mobile USA, Inc.
2.55%, 02/15/2031 (B)	100,000	97,773
2.63%, 04/15/2026	100,000	101,750

		641,663

Total Corporate Debt Securities (Cost $58,508,940)		61,505,219

FOREIGN GOVERNMENT OBLIGATIONS - 2.0%
Canada - 0.2%
Province of Quebec
2.50%, 04/20/2026	600,000	639,978

Dominican Republic - 0.1%
Dominican Republic International Bond
4.88%, 09/23/2032 (B)	200,000	204,000

Indonesia - 0.1%
Indonesia Government International Bond
4.45%, 02/11/2024	500,000	545,447

Israel - 0.1%
State of Israel
3.38%, 01/15/2050	200,000	202,000

Japan - 0.8%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	2,000,000	2,031,165
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	900,000	901,665

		2,932,830

Peru - 0.1%
Peru Government International Bond
5.94%, 02/12/2029 (F)	PEN 700,000	212,291
5.94%, 02/12/2029 (B)	600,000	181,964
8.20%, 08/12/2026 (B)	400,000	139,668

		533,923

Qatar - 0.5%
Qatar Government International Bond
2.38%, 06/02/2021 (F)	$ 1,600,000	1,605,056
4.40%, 04/16/2050 (B)	200,000	232,000
4.50%, 01/20/2022 (F)	200,000	206,484

		2,043,540

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
4.50%, 04/22/2060, MTN (F)	200,000	223,260

Total Foreign Government Obligations (Cost $7,265,940)		7,324,978

	Principal	Value
LOAN ASSIGNMENTS - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61%, 10/15/2038 (L) (M) (N)	$ 362,708	$ 348,357

IT Services - 0.0% (H)
Virtusa Corp.
Term Loan B,
1-Month LIBOR + 4.25%, 5.00% (A), 02/11/2028	100,000	100,062

Total Loan Assignments (Cost $456,457)		448,419

MORTGAGE-BACKED SECURITIES - 1.9%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	148,407	148,924
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 1.16% (A), 04/15/2036 (B)	300,000	299,075
Bancorp Commercial Mortgage Trust
Series 2019-CRE6, Class A,
1-Month LIBOR + 1.05%, 1.16% (A), 09/15/2036 (B)	56,051	56,034
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
3.03% (A), 09/25/2035	101,165	79,954
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.28%, 0.39% (A), 05/25/2037	180,230	172,274
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	300,000	321,509
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1,
3.05% (A), 11/25/2034	33,753	35,974
Credit Suisse Mortgage Capital Certificates
Series 2019-RPL4, Class A1,
3.48% (A), 08/26/2058 (B)	171,556	171,596
CSMC Trust
Series 2019-RPL9, Class A1,
3.01% (A), 10/27/2059 (B)	92,773	93,565
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	600,000	639,540
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.24% (A), 12/10/2044 (F)	GBP 31,645	43,353
GCAT LLC
Series 2019-4, Class A1,
3.23% (A), 11/26/2049 (B)	$ 303,170	306,793
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
3.42% (A), 07/19/2035	25,120	21,369

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	$ 400,000	$ 423,512
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (M)	268,041	287,781
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	98,748	101,172
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 0.79% (A), 04/25/2028	83,123	82,873
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	148,655	153,776
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	500,000	536,503
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
0.97% (A), 12/15/2048	677,784	8,578
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 0.63% (A), 05/25/2035	17,196	17,280
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	400,000	424,526
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	326,825	340,631
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	168,464	175,544
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.26% (A), 06/10/2043 (F)	GBP 86,928	119,315
Towd Point Mortgage Funding
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.06% (A), 10/20/2051 (B)	480,080	664,762
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	$ 151,632	158,406
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.28% (A), 06/10/2059 (F)	GBP 182,394	242,822
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 0.83% (A), 06/10/2059 (F)	39,269	50,910
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.43% (A), 06/10/2059 (F)	46,748	61,872
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 0.63% (A), 06/10/2059 (F)	36,775	48,880

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR4, Class A5,
3.27% (A), 04/25/2035	$ 19,014	$ 19,188
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 1.96% (A), 08/25/2046	250,641	245,112
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	500,000	538,196

Total Mortgage-Backed Securities (Cost $6,852,671)		7,091,599

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	100,000	144,000
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	100,000	156,801
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	150,000	230,291
University of California, Revenue Bonds,
Series BG,
1.61%, 05/15/2030	100,000	95,404

		626,496

Florida - 0.1%
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	200,000	220,900

Maryland - 0.0% (H)
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	100,000	106,245

New Jersey - 0.0% (H)
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
2.55%, 06/15/2023	100,000	103,600

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	200,000	195,876
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	300,000	369,727

		565,603

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds,
4.00%, 10/01/2033	200,000	238,461

Utah - 0.0% (H)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 0.86% (A), 12/26/2031	35,309	35,242

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin - 0.0% (H)
State of Wisconsin, Revenue Bonds,
Series A,
2.10%, 05/01/2026	$ 100,000	$ 104,484

Total Municipal Government Obligations (Cost $1,844,833)		2,001,031

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.7%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	386,014	431,943
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.97% (A), 04/25/2028	600,000	640,511
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.47% (A), 01/15/2038	279,309	279,799
1-Month LIBOR + 0.40%, 0.51% (A), 02/15/2041 - 09/15/2045	585,143	591,678
3.50%, 01/15/2048	672,172	734,295
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
2.38% (A), 01/15/2038	279,309	18,220
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 5.78% (A), 09/15/2043	364,403	65,682
Federal National Mortgage Association
3.00%, TBA (C)	5,700,000	5,934,568
3.50%, 06/01/2045	114,942	123,341
3.79%, 01/01/2029	400,000	441,890
4.00%, 09/01/2050	3,848,016	4,115,614
4.50%, 03/01/2039 - 02/01/2041	137,243	154,566
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 0.66% (A), 02/25/2041	66,656	66,960
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	168,504	11,627
Government National Mortgage Association
1-Month LIBOR + 0.80%, 0.92% (A), 05/20/2066 - 06/20/2066	1,160,526	1,179,680
Uniform Mortgage-Backed Security
1.50%, TBA (C)	300,000	300,791
4.00%, TBA (C)	5,000,000	5,366,406
4.50%, TBA (C)	900,000	979,734

Total U.S. Government Agency Obligations (Cost $21,317,170)		21,437,305

U.S. GOVERNMENT OBLIGATIONS - 8.7%
U.S. Treasury - 8.7%
U.S. Treasury Bond
1.13%, 05/15/2040	880,000	715,962
1.38%, 11/15/2040 - 08/15/2050 (O)	8,780,000	7,391,034
1.88%, 02/15/2041	3,000,000	2,786,250
2.88%, 11/15/2046 (O)	1,200,000	1,307,344
3.00%, 02/15/2048 - 08/15/2048 (O)	1,670,000	1,867,259
3.13%, 11/15/2041 - 05/15/2048 (O)	2,310,000	2,632,129
4.25%, 05/15/2039 (O)	2,300,000	3,016,324
4.38%, 05/15/2041 (O)	1,900,000	2,554,016
U.S. Treasury Bond, Principal Only STRIPS
Zero Coupon, 05/15/2050	2,100,000	1,019,649

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
1.13%, 02/29/2028 (E)	$ 90,000	$ 88,341
1.13%, 02/15/2031 (O)	3,590,000	3,389,184
1.63%, 08/15/2029 (E)	200,000	200,570
1.75%, 12/31/2026	100,000	103,438
2.00%, 06/30/2024	300,000	315,141
2.13%, 03/31/2024	500,000	526,211
2.25%, 02/15/2027 (O)	4,250,000	4,511,807
2.38%, 05/15/2029 (O)	200,000	212,375

Total U.S. Government Obligations (Cost $35,160,107)		32,637,034

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 0.8%
Federal Home Loan Bank Discount Notes
0.02% (P), 06/16/2021	3,000,000	2,999,873

Total Short-Term U.S. Government Agency Obligation (Cost $2,999,873)		2,999,873

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 52.3%
U.S. Cash Management Bill
0.04% (P), 07/20/2021 (Q)	4,500,000	4,499,752
0.11% (P), 05/13/2021	21,500,000	21,499,436
U.S. Treasury Bill
0.04% (P), 09/30/2021	3,800,000	3,799,232
0.05% (P), 06/17/2021 - 09/09/2021	43,400,000	43,398,101
0.06% (P), 08/19/2021 - 09/16/2021	67,300,000	67,292,811
0.07% (P), 05/06/2021	41,000,000	40,999,303
0.07% (P), 05/27/2021 (Q)	2,000,000	1,999,953
0.09% (P), 04/13/2021 - 05/20/2021 (Q)	5,478,000	5,477,928
0.11% (P), 04/01/2021	3,874,000	3,874,000
0.12% (P), 04/22/2021 (Q)	2,867,000	2,866,979

Total Short-Term U.S. Government Obligations (Cost $195,688,906)		195,707,495

	Shares	Value

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (P)	1,090,074	1,090,074

Total Other Investment Company (Cost $1,090,074)		1,090,074

	Principal	Value
REPURCHASE AGREEMENTS - 11.1%
Bank of Nova Scotia, 0.00% (P), dated 03/31/2021, to be repurchased at $1,600,000 on 04/01/2021. Collateralized by a U.S. Government Obligation, 2.75%, due 05/31/2023, and with a value of $1,631,954.	$ 1,600,000	1,600,000
Barclays Capital, Inc., (0.03%) (P), dated 03/31/2021, to be repurchased at $13,434,239 on 04/01/2021. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and with a value of $13,387,147.	13,434,250	13,434,250

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Fixed Income Clearing Corp., 0.00% (P), dated 03/31/2021, to be repurchased at $19,137,903 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $19,520,726.

	$ 19,137,903	$ 19,137,903
JPMorgan Securities LLC, (0.04%) (P), dated 03/31/2021, to be repurchased at $7,224,242 on 04/01/2021. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $7,226,718.	7,224,250	7,224,250

Total Repurchase Agreements (Cost $41,396,403)		41,396,403

Total Investments Excluding Options Purchased (Cost $380,413,190)		381,507,453
Total Options Purchased - 1.0% (Cost $7,906,002)		3,647,200

Total Investments (Cost $388,319,192)		385,154,653
Net Other Assets (Liabilities) - (2.9)%		(10,857,146)

Net Assets - 100.0%		$ 374,297,507

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (8.0)% (R)

RBS Securities, Inc., 0.07% (P), dated 03/25/2021, to be repurchased at $(270,254) on 04/01/2021. Collateralized by a U.S. Government Obligation, 4.25%, due 05/15/2039, and Cash with a total value of $(263,237).

	$ (270,250)	$ (270,250)
RBS Securities, Inc., 0.07% (P), dated 03/29/2021, to be repurchased at $(7,295,293) on 04/01/2021. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and Cash with a total value of $(7,161,279).	(7,295,250)	(7,295,296)

	Face Value	Value Including Accrued Interest

RBS Securities, Inc., 0.08% (P), dated 03/18/2021, to be repurchased at $(13,373,041) on 04/01/2021. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and Cash with a total value of $(13,265,926).

	$ (13,372,625)	$ (13,373,041)
RBS Securities, Inc., 0.08% (P), dated 03/18/2021, to be repurchased at $(9,045,868) on 04/19/2021. Collateralized by U.S. Government Obligations, 1.38% - 2.25%, due 02/15/2027 - 11/15/2040, and Cash with a total value of $(8,967,134).	(9,045,225)	(9,045,923)

Total Reverse Repurchase Agreements	$ (29,983,350)	$ (29,984,510)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD 3,150.00	12/17/2021	USD	48,500	485	$ 7,906,002	$ 3,647,200

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - North America Investment Grade Index - Series 35	BNP	Receive	0.45%	04/21/2021	USD	2,500,000	$(1,500)	$(4,947)
Put - North America Investment Grade Index - Series 35	GSB	Pay	0.75	05/19/2021	USD	1,200,000	(1,092)	(256)
Put - North America Investment Grade Index - Series 35	DUB	Pay	0.75	05/19/2021	USD	2,600,000	(2,522)	(555)
Put - North America Investment Grade Index - Series 35	BOA	Pay	0.80	05/19/2021	USD	1,000,000	(900)	(175)
Put - North America Investment Grade Index - Series 35	BOA	Pay	0.90	05/19/2021	USD	2,400,000	(2,591)	(305)
Put - North America Investment Grade Index - Series 35	BNP	Pay	0.95	04/21/2021	USD	2,500,000	(2,125)	(103)

Total							$(10,730)	$(6,341)

							Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS							$(10,730)	$(6,341)

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2025	0.63%	USD	100,000	$1,807	$1,291	$516
AT&T Inc., 3.80%, 02/15/2027	1.00	Quarterly	06/20/2026	0.70	USD	300,000	4,663	4,543	120

Total							$6,470	$5,834	$636

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 35	1.00%	Quarterly	06/20/2026	USD	200,000	$(8,315)	$(7,220)	$(1,095)
North America Investment Grade Index - Series 31	1.00	Quarterly	12/20/2023	USD	8,100,000	(140,684)	(45,734)	(94,950)

Total						$(148,999)	$(52,954)	$(96,045)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	200,000	$216	$1	$215
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	700,000	1,061	764	297
3-Month USD-LIBOR	Receive	1.00	Quarterly/Semi-Annually	12/16/2030	USD	700,000	(48,024)	(29,102)	(18,922)
6-Month EUR-EURIBOR	Receive	1.00	Semi-Annually/Annually	06/16/2031	EUR	1,400,000	(56,428)	(3,060)	(53,368)

Total							$(103,175)	$(31,397)	$(71,778)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	900,000	$8,088	$(36,532)	$44,620
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	599,918	5,854	(33,682)	39,536

Total							$13,942	$(70,214)	$84,156

Value
OTC Swap Agreements, at value (Assets)	$13,942

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	110	06/21/2021	$14,762,237	$14,403,125	$—	$(359,112)
10-Year U.S. Treasury Ultra Note	12	06/21/2021	1,754,901	1,724,250	—	(30,651)
E-Mini Russell 2000® Index	170	06/18/2021	19,861,370	18,891,250	—	(970,120)
Euro-BTP Italy Government Bond	13	06/08/2021	2,274,982	2,276,246	1,264	—
MSCI EAFE Index	510	06/18/2021	56,213,052	55,896,000	—	(317,052)
S&P 500® E-Mini Index	902	06/18/2021	177,845,188	178,929,740	1,084,552	—

Total					$1,085,816	$(1,676,935)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(29)	06/30/2021	$(3,624,022)	$(3,578,555)	$45,467	$—
30-Year U.S. Treasury Bond	(23)	06/21/2021	(3,694,162)	(3,555,656)	138,506	—
Euro OAT	(10)	06/08/2021	(1,903,164)	(1,899,188)	3,976	—
German Euro Bund	(22)	06/08/2021	(4,422,250)	(4,418,921)	3,329	—
U.K. Gilt	(31)	06/28/2021	(5,514,142)	(5,452,760)	61,382	—

Total					$252,660	$—

Total Futures Contracts					$1,338,476	$(1,676,935)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	04/05/2021	USD	118,323	BRL	654,564	$2,069	$—
BOA	04/05/2021	BRL	654,564	USD	114,890	1,364	—
BOA	04/07/2021	USD	1,141,091	GBP	806,000	29,916	—
BOA	04/07/2021	GBP	81,000	USD	113,044	—	(1,375)
BOA	04/22/2021	RUB	1,060,205	USD	13,851	131	—
BOA	05/04/2021	BRL	654,564	USD	118,173	—	(2,124)
BOA	06/22/2021	RUB	607,305	USD	8,043	—	(95)
CITI	04/09/2021	DKK	338,084	USD	53,537	—	(232)
CITI	05/21/2021	RUB	2,718,120	USD	36,310	—	(594)
CITI	06/22/2021	RUB	3,916,319	USD	52,506	—	(1,252)
CITI	07/01/2021	USD	53,617	DKK	338,084	230	—
GSB	04/05/2021	USD	114,890	BRL	654,564	—	(1,364)
GSB	04/05/2021	BRL	654,564	USD	113,000	3,255	—
GSB	04/22/2021	RUB	4,411,795	USD	58,555	—	(374)
HSBC	04/07/2021	USD	1,498,911	EUR	1,251,000	31,650	—
HSBC	04/07/2021	USD	359,076	GBP	260,000	633	—
HSBC	04/07/2021	EUR	835,000	USD	1,007,319	—	(27,973)
HSBC	04/09/2021	USD	116,841	DKK	715,000	4,107	—
HSBC	05/04/2021	USD	198,114	MXN	4,097,000	—	(1,586)
HSBC	05/04/2021	MXN	4,097,000	USD	189,806	9,894	—
HSBC	05/10/2021	USD	544,331	PEN	2,002,388	9,486	—
HSBC	05/17/2021	USD	1,115,077	JPY	121,200,000	19,971	—
HSBC	05/21/2021	RUB	2,754,498	USD	36,767	—	(574)
HSBC	06/22/2021	RUB	948,376	USD	12,747	—	(335)
HSBC	09/03/2021	MXN	2,195,000	USD	104,378	1,130	—
HSBC	10/05/2021	MXN	4,097,000	USD	194,609	1,618	—
JPM	05/17/2021	JPY	121,200,000	USD	1,147,975	—	(52,869)
SCB	04/07/2021	USD	48,253	GBP	35,000	1	—
SCB	04/07/2021	GBP	958,000	USD	1,317,976	2,751	—
SCB	05/05/2021	USD	1,318,105	GBP	958,000	—	(2,744)

Total						$118,206	$(93,491)

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$7,868,023	$—	$7,868,023
Corporate Debt Securities	—	61,505,219	—	61,505,219
Foreign Government Obligations	—	7,324,978	—	7,324,978
Loan Assignments	—	100,062	348,357	448,419
Mortgage-Backed Securities	—	7,091,599	—	7,091,599
Municipal Government Obligations	—	2,001,031	—	2,001,031
U.S. Government Agency Obligations	—	21,437,305	—	21,437,305
U.S. Government Obligations	—	32,637,034	—	32,637,034
Short-Term U.S. Government Agency Obligation	—	2,999,873	—	2,999,873
Short-Term U.S. Government Obligations	—	195,707,495	—	195,707,495
Other Investment Company	1,090,074	—	—	1,090,074
Repurchase Agreements	—	41,396,403	—	41,396,403
Exchange-Traded Options Purchased	3,647,200	—	—	3,647,200

Total Investments	$4,737,274	$380,069,022	$348,357	$385,154,653

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$6,470	$—	$6,470
Centrally Cleared Interest Rate Swap Agreements	—	1,277	—	1,277
Over-the-Counter Credit Default Swap Agreements	—	13,942	—	13,942
Futures Contracts (Y)	1,338,476	—	—	1,338,476
Forward Foreign Currency Contracts (Y)	—	118,206	—	118,206

Total Other Financial Instruments	$1,338,476	$139,895	$—	$1,478,371

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(29,984,510)	$—	$(29,984,510)
Over-the-Counter Credit Default Swaptions Written	—	(6,341)	—	(6,341)
Centrally Cleared Credit Default Swap Agreements	—	(148,999)	—	(148,999)
Centrally Cleared Interest Rate Swap Agreements	—	(104,452)	—	(104,452)
Futures Contracts (Y)	(1,676,935)	—	—	(1,676,935)
Forward Foreign Currency Contracts (Y)	—	(93,491)	—	(93,491)

Total Other Financial Instruments	$(1,676,935)	$(30,337,793)	$—	$(32,014,728)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the total value of 144A securities is $34,734,677, representing 9.3% of the Portfolio’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,718,612, collateralized by cash collateral of $1,090,074 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $664,538. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2021, the total value of Regulation S securities is $3,476,161, representing 0.9% of the Portfolio’s net assets.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2021; the maturity date disclosed is the ultimate maturity date.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At March 31, 2021, the value of this security is $116,507, representing less than 0.1% of the Portfolio’s net assets.
(J)	Non-income producing security.

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)	Restricted security. At March 31, 2021, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Oracle Corp. 1.65%, 03/25/2026	03/22/2021	$699,664	$705,121	0.2%

(L)	Fixed rate loan commitment at March 31, 2021.
(M)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2021, the total value of securities is $636,138, representing 0.2% of the Portfolio’s net assets.
(N)	Security is Level 3 of the fair value hierarchy.
(O)	Securities are subject to sale-buyback transactions. The average amount of sale buy-backs outstanding during the period ended March 31, 2021 was $3,838,990 at a weighted average interest rate of (0.09)%.
(P)	Rates disclosed reflect the yields at March 31, 2021.
(Q)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $14,219,648.
(R)	The average amount of reverse repurchase agreements outstanding during the period ended March 31, 2021 was $34,621,168 at a weighted average interest rate of 0.11%.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index

Transamerica Series Trust	Page 15

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

PORTFOLIO ABBREVIATIONS (continued):

EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 16

Transamerica PIMCO Tactical – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Page 17

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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